PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
8.	PROPERTY AND EQUIPMENT

The following is a summary of the carrying values of property and equipment:

		Vehicles		Leasehold
	Land and	and	Right-of-	improve-
	buildings	equipment	use assets	ments	Furniture	Total
Cost
Balance, January 1, 2024	$12,228,068	$1,860,156	$497,263	$125,848	$28,487	$14,739,822
Additions	—	604,534	—	—	13,992	618,526
Foreign exchange movement	1,074,694	162,606	—	—	—	1,237,300
Balance, December 31, 2024	$13,302,762	$2,627,296	$497,263	$125,848	$42,479	$16,595,648
Additions	—	361,834	168,673	79,681	49,165	659,353
Foreign exchange movement	(576,397)	(161,720)	—	—	—	(738,117)
Balance, December 31, 2025	$12,726,365	$2,827,410	$665,936	$205,529	$91,644	$16,516,884

Accumulated depreciation
Balance, January 1, 2024	$—	$89,991	$8,553	$2,161	$489	$101,194
Depreciation	—	101,794	121,737	30,922	7,699	262,152
Balance, December 31, 2024	$—	$191,785	$130,290	$33,083	$8,188	$363,346
Depreciation	—	123,420	149,891	47,431	19,632	340,374
Balance, December 31, 2025	$—	$315,205	$280,181	$80,514	$27,820	$703,720

Net book value:
Balance, December 31, 2024	$13,302,762	$2,435,511	$366,973	$92,765	$34,291	$16,232,302
Balance, December 31, 2025	$12,726,365	$2,512,205	$385,755	$125,015	$63,824	$15,813,164